Schedule of Income (Loss) Basic and Diluted Per Share (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss
Weighted Average Number of Shares Outstanding, Diluted
Earnings Per Share, Diluted		$ 1
Alphatime Acquisition Corp [Member]
Income earned on Trust Account	$ 301,371		$ 787,168		$ 2,782,552	$ 3,130,199
Accretion of temporary equity to redemption value	54,979		165,000		550,000	8,427,382
Net loss	$ 117,969		$ 442,265		$ 1,498,591	$ 1,941,118
Redeemable Ordinary Shares [Member]
Earnings Per Share, Diluted				$ 1
Redeemable Ordinary Shares [Member] | Alphatime Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity	(91,743)		(353,202)		(1,265,212)	(7,330,400)
Income earned on Trust Account	$ 301,371		$ 787,168		$ 2,782,552	$ 3,130,199
Accretion of temporary equity to redemption value	54,979		165,000		550,000	8,427,382
Net loss	$ 264,607		$ 598,966		$ 2,067,340	$ 4,227,181
Weighted Average Number of Shares Outstanding, Diluted	1,335,250		4,810,460		4,747,637	6,830,959
Earnings Per Share, Diluted	$ 0.20		$ 0.12		$ 0.44	$ 0.62
Non Redeemable Ordinary Shares [Member]
Weighted Average Number of Shares Outstanding, Diluted
Non Redeemable Ordinary Shares [Member] | Alphatime Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity	(146,638)		(156,701)		(568,749)	(2,286,063)
Income earned on Trust Account
Accretion of temporary equity to redemption value
Net loss	$ (146,638)		$ (156,701)		$ (568,749)	$ (2,286,063)
Weighted Average Number of Shares Outstanding, Diluted	2,134,200		2,134,200		2,134,200	2,130,307
Earnings Per Share, Diluted	$ (0.07)		$ (0.07)		$ (0.27)	$ (1.07)